UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08002

KOREA EQUITY FUND, INC.

(Exact name of registrant as specified in charter)

Worldwide Plaza
309 West 49th St
New York, New York 10019

(Address of principal executive offices)

Mr. Yutaka Itabashi
Korea Equity Fund, Inc.
Worldwide Plaza
309 West 49th St
New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:         October 31, 2016

Date of reporting period:     May 1, 2016 – July 31, 2016

Item 1. Schedule of Investments
Korea Equity Fund, Inc.
July 31, 2016 (Unaudited)

		Fair
	Shares	Value

SOUTH KOREAN EQUITY SECURITIES (98.4%)
Chemicals
LG Chem, Ltd.	4,105	$897,310
Manufactures petrochemicals
LG Chem, Ltd. Preferred ††	1,460	232,639
Manufactures petrochemicals
SK Chemicals Co., Ltd.	6,000	359,797
Manufactures chemicals
Total Chemicals (1.8%)		1,489,746

Construction and Engineering
Doosan Infracore Co., Ltd. †	57,400	410,677
Manufactures industrial machinery
Finetex EnE, Inc. †	36,600	236,561
Manufactures various heating and cooling systems
Jusung Engineering Co., Ltd. †	46,600	462,252
Develops semiconductor manufacturing equipment
Total Construction and Engineering (1.3%)		1,109,490

Electronic Appliances and Components
Coway Co., Ltd.	48,410	3,724,314
Manufactures household appliances
Cuckoo Electronics Co., Ltd.	3,440	460,124
Manufactures household appliances
Samsung Electronics Co., Ltd.	8,045	11,114,632
Produces consumer electronic products
Samsung Electronics Co., Ltd. Preferred ††	2,470	2,804,903
Produces consumer electronic products
SK Hynix, Inc.	200,153	6,180,889
Semiconductor products
Total Electronic Appliances and Components (28.4%)		24,284,862

Financing Business
Hana Financial Group Inc.	63,670	1,574,660
Banking and financial services
Industrial Bank of Korea	67,434	717,344
Banking and financial services
KB Financial Group Inc.	30,925	977,198
Provides various financial products and services
Shinhan Financial Group Co., Ltd.	102,868	3,689,160
Provides various financial products and services
Total Financing Business (8.2%)		6,958,362

Food
Lotte Chilsung Beverage Co., Ltd.	710	1,051,654
Alcoholic and non-alcoholic beverages
Total Food (1.2%)		1,051,654

Insurance
Dongbu Insurance Co., Ltd.	84,418	4,812,150
Non-life insurance
Samsung Life Insurance Co., Ltd.	30,565	2,669,732
Life insurance
Total Insurance (8.7%)		7,481,882

Iron and Steel
Korea Zinc Co., Ltd.	7,670	3,504,641
Non-ferrous metal products
POSCO	3,120	634,385
Integrated steel producer
Total Iron and Steel (4.8%)		4,139,026

Media and Entertainment
Grand Korea Leisure Co., Ltd.	21,000	491,086
Operates foreigners-exclusive casinos
Innocean Worldwide Inc.	18,265	1,314,996
Provides marketing and communication services
Naver Corporation	800	509,893
Engages in online media

Ncsoft Corporation	19,250	4,337,454
Online gaming
Total Media and Entertainment (7.8%)		6,653,429

Other Products
Caregen Co., Ltd.	3,895	481,473
Manufactures cosmeceuticals and dermal fillers
I Controls Inc.	22,270	638,736
Provides Information technologies and products for buildings
Interojo Co., Ltd.	67,750	2,828,086
Manufactures contact lens
Korea Electric Power Corporation	61,145	3,364,742
Transmission and distribution of electricity
KT&G Corporation	20,440	2,220,223
Produces cigarettes
LG Corp.	6,900	393,327
Electronics, chemicals, household products, and telecommunications
Medy-Tox Inc.	1,280	498,345
Manufactures biopharmaceuticals
Yuhan Corporation	2,500	686,739
Manufactures pharmaceutical products
Total Other Products (13.1%)		11,111,671

Precision Instruments
i-SENS, Inc.	24,862	857,033
Develops and produces medical devices
Total Precision Instruments (1.0%)		857,033

Retail Trade
GS Retail Co., Ltd.	18,300	827,965
Operates various convenience stores
Hyundai Green Food Co., Ltd.	101,666	1,692,973
Food service company
Total Retail Trade (3.0%)		2,520,938

Services
Echo Marketing Inc. †	15,000	472,663
Provides marketing and communication services
SK Holdings Co., Ltd.	4,301	805,019
Information technology services
Total Services (1.5%)		1,277,682

Transportation
CJ Korea Express Corporation †	4,500	809,948
Transportation of freight and cargo
Hyundai Glovis Co., Ltd.	8,178	1,233,351
Provides logistic services
Total Transportation (2.4%)		2,043,299

Transportation Equipment
Hyundai Mobis Co., Ltd.	20,488	4,689,971
Manufactures automotive parts
Hyundai Motor Company	3,900	462,135
Manufactures motor vehicles and parts
Hyundai Motor Company Preferred ††	13,900	1,216,606
Manufactures motor vehicles and parts
Korea Autoglass Corporation	41,630	868,881
Manufactures automotive glasses
Mando Corporation	9,120	2,128,622
Manufactures automobile parts
Total Transportation Equipment (10.9%)		9,366,215

Wholesale
Hansae Co., Ltd.	26,988	746,194
Manufactures and distributes apparels
Samchuly Bicycle Co., Ltd.	37,790	586,887
Manufactures bicycles
Youngone Corporation	72,440	2,305,287
Outdoor sportswear and shoes
Total Wholesale (4.3%)		3,638,368

TOTAL SOUTH KOREAN EQUITY SECURITIES (98.4%)		$83,983,657

INVESTMENT IN FOREIGN CURRENCY
South Korea Won
Non-interest bearing account		2,272,036
TOTAL INVESTMENT IN FOREIGN CURRENCY (2.7%)		$2,272,036

TOTAL INVESTMENTS (101.1%)	$86,255,693

LIABILITIES LESS OTHER ASSETS, NET (-1.1%)	(978,328)

NET ASSETS (100.0%)	$85,277,365

† Non-income producing security
†† Preferred shares

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of July 31, 2016
Korean Won ₩1,113.96 = USD $1.00

Notes to Schedule of Investments (Unaudited)

Costs for Federal Income Tax Purposes
As of July 31, 2016, for federal income tax purposes, subject to change, the aggregate cost of securities was $70,043,262 and net unrealized appreciation was $13,940,395, comprised of gross unrealized appreciation of $16,844,380 and gross unrealized depreciation of $2,903,985. The aggregate cost of investments for tax purposes will depend upon Korea Equity Fund, Inc. (the "Fund") investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations. Certain tax related calculations are completed and reviewed annually by the Fund.

Fair Value Measurements
In accordance with generally accepted accounting principles ("GAAP"), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of July 31, 2016.

Level	Investments in
Securities
Level 1
Equity Securities	$83,510,994
Foreign Currency	2,272,036
Level 2	472,663
Level 3	-
Total	$86,255,693

During the quarter ended July 31, 2016, there were no transfers between Level 1, Level 2, or Level 3 securities.
During the quarter ended July 31, 2016, the Fund did not hold any instruments which used significant unobservable inputs (Level 3) in determining fair value.

Item 2.  Controls and Procedures.

(a)  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities and Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Korea Equity Fund, Inc.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi
        President, Principal Executive Officer

Date:  9-21-16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi
        President, Principal Executive Officer

Date:  9-21-16

By:   /s/ Amy J. Marose
        Amy J. Marose
        Treasurer, Principal Financial Officer

Date:  9-21-16